Leases (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Components of lease cost
Operating lease cost	$ 7,625	$ 4,902	$ 4,693
Short-term lease cost	4,776	3,167	2,663
Variable lease cost	5,287	4,479	4,172
Total lease cost	17,688	12,548	11,528
Cash paid for amounts included in the measurement of lease liabilities:
Cash paid for operating leases	(8,948)	(5,522)	(4,683)
Operating lease assets obtained in exchange for operating lease liabilities	65,459	$ 1,675	$ 944
Maturities of lease liabilities under operating leases, Twelve Months Ended June 30,
2022	11,271
2023	10,329
2024	10,861
2025	10,413
2026 and thereafter	44,073
Total future payments for recognized leasing assets	86,947
Less: leases not commenced yet	6,520
Less: imputed interest	20,466
Total lease liabilities	$ 59,961
Average remaining lease term	11 years 9 months 18 days
Weighted-average discount rate (as a percent)	5.00%
Lease contracts that has been entered into but not yet commenced	$ 6,500